Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 12, 2017
Registrant Name	Active Weighting Funds ETF Trust
Central Index Key	0001683471
Amendment Flag	false
Document Creation Date	Oct. 12, 2017
Document Effective Date	Oct. 12, 2017
Prospectus Date	Oct. 12, 2017
Republican Policies Fund | Republican Policies Fund
Risk/Return:
Trading Symbol	GOP
Democratic Policies Fund | Democratic Policies Fund
Risk/Return:
Trading Symbol	DEMS
U.S. Tax Reform Fund | U.S. Tax Reform Fund
Risk/Return:
Trading Symbol	TAXR
European Union Breakup Fund | European Union Breakup Fund
Risk/Return:
Trading Symbol	EXIT